Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, First National Bank of Florida (Parenthetical) (Detail) (The First National Bank Of Florida ("FNB"), USD $)	Sep. 09, 2011
Business Acquisition [Line Items]
Average discount rate	2.00%
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 248,978,989
Discount For Assuming Liabilities
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 28,000,000